Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue				$ 1,235,000,000
Non-affiliates exceeds				700,000,000
Non-convertible debt securities				1,000,000,000
Cash			$ 841,226	195,339
Amount withdrew from trust account to pay taxes				0
Working capital				1,240,000
Accrued deferred underwriters fees				6,037,500
Derivative warrant liabilities	$ 290,432	$ 39,187	$ 329,619
Purchase an aggregate of shares (in Shares)				11,450,000
Federal depository insurance coverage				$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriters cash fee				$ 3,450,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock (in Shares)			17,250,000	17,250,000
Offering costs				$ 9,618,180